Borrowings and financial liabilities - Main characteristics of the ORNANE note warrants (Details)			12 Months Ended
	Apr. 30, 2020	Jul. 10, 2015	Dec. 31, 2021 item tranche shares
Warrant Disclosure [Line Items]
Warrant term	5 years	4 years	85 years
Convertible notes to NEGMA
Warrant Disclosure [Line Items]
Number of warrants outstanding | tranche			2,400
Warrant term			4 years
Number of warrants per tranche | tranche			300
Number of ORNANE called per warrant | shares			1
ATLAS ORNANE note warrants
Warrant Disclosure [Line Items]
Number of warrants outstanding | item			960
Warrant term			3 years
Number of warrants per tranche | item			120
Number of ORNANE called per warrant | shares			1